SUPPLEMENT DATED AUGUST 27, 2019
TO

PROSPECTUS DATED APRIL 29, 2011
FOR PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I

This supplement supersedes and replaces the supplement dated August 14, 2019.

Effective October 1, 2019, the name of the following investment option will change:

Current Name	New Name

PIMCO Global Multi-Asset Managed Allocation Portfolio	PIMCO Global Managed Asset Allocation Portfolio

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.